S000004369 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	258 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.29%	14.40%
Morningstar US Large-Mid Cap Broad Value Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.83%	13.42%	11.69%
iShares Morningstar Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	13.38%	11.52%
Performance Inception Date					Jun. 28, 2004
iShares Morningstar Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.23%	12.78%	10.84%
iShares Morningstar Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	10.58%	9.35%

[1]	The Morningstar US Large-Mid Cap Broad Value Index (Spliced) reflects the performance of the Morningstar US Large Value Index through March 21, 2021 and the Morningstar US Large-Mid Cap Broad Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.